Other long-term liabilities	12 Months Ended
Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other long-term liabilities	Other long-term liabilities

	As at September 30, 2021	As at September 30, 2020
	$	$
Deferred revenue	59,349	38,466
Deferred compensation plan liabilities (Note 17)	91,943	82,221
Other[1]	51,370	64,687
	202,662	185,374
1 As at September 30, 2021, other is mainly composed of $33,686,000 ($48,299,000 as at September 30, 2020) in relation with the deferral of the employer side social security payments under the U.S. Government Coronavirus Aid, Relief, and Economic Security Act (CARES Act).